Financial results, net (Tables)	12 Months Ended
Dec. 31, 2020
Financial results, net
Schedule of financial results, net

	2020	2019	2018

Interest income	17,587	31,329	27,205
Foreign exchange income	8,015	5,975	46,167
Other financial income (1)	10,095	14,585	2,909
Financial income	35,697	51,889	76,281

Interest expense	(99,018)	(92,687)	(96,301)
Foreign exchange loss	(33,037)	(43,365)	(137,601)
Changes in liability for concessions (Note 23)	(69,737)	(88,488)	(86,331)
Other financial loss (1) (2) (3)	(13,704)	(8,981)	(10,914)
Financial loss	(215,496)	(233,521)	(331,147)

Inflation adjustment	(26,532)	(25,391)	(36,460)
Inflation adjustment	(26,532)	(25,391)	(36,460)
Financial results, net	(206,331)	(207,023)	(291,326)